COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease payments due under non-cancellable operating leases

Payments due in the years ending December 31,	10-year Moscow lease	Other leases	Total	Total
	RUR	RUR	RUR	$
2013	787	626	1,413	46.5
2014	1,014	446	1,460	48.1
2015	1,042	235	1,277	42.0
2016	1,071	131	1,202	39.6
2017 and thereafter	1,746	23	1,769	58.2

Total	5,660	1,461	7,121	234.4